Stock option plan - Summary of Share-Based Compensation Expense Included in the Consolidated Statement of Operations (Details) - Employee and Non-employee Stock Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 3,394	$ 1,391	$ 389
Research and development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	2,531	911	221
General and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 863	$ 480	$ 168